Income Taxes (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
U.S. federal corporate tax rate					21.00%	21.00%	34.00%
(Provision) benefit from income taxes	$ (2,000)	$ (20,000)	$ 144,000	$ 177,000	$ 104,000	$ (31,000)	$ 2,767,000
Deferred income taxes (Note 7)	640,000		640,000		621,000	818,000
Unrecognized tax benefits	508,000		508,000		673,000	648,000	$ 677,000	$ 762,000
Interest and penalties	$ 229,000		$ 229,000		$ 304,000	$ 278,000